                         CITIELITE ANNUITY PROSPECTUS:
             FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

This prospectus describes CITIELITE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by First Citicorp Life Insurance Company or Citicorp Life Insurance Company, depending on the state in which you purchased your Contract. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("nonqualified Contracts"). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts."

You can choose to have your premium ("purchase payments") accumulate on a variable and/or fixed basis in one of our funding options. Your contract value before the maturity date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the variable funding options. The variable funding options are:

High Yield Bond Trust
Money Market Portfolio
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Balanced Fund
  AIM V.I. Value Fund
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
  Growth and Income Portfolio -- Class B
  Premier Growth Portfolio -- Class B
  Technology Portfolio -- Class B
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  Franklin Small Cap Fund Class 2
  Templeton International Securities Fund Class 2
GREENWICH STREET SERIES FUND
  Appreciation Portfolio
  Equity Index Portfolio -- Class II Shares
  Fundamental Value Portfolio(1)
PIMCO VARIABLE INSURANCE TRUST
  Total Return Bond Portfolio -- Administrative Class
PUTNAM VARIABLE TRUST
  Putnam VT International Growth Fund -- Class IB Shares Putnam VT Small Cap Value Fund -- Class IB Shares
  Putnam VT Voyager II Fund -- Class IB Shares
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
  Capital Fund
  High Yield Bond Fund
  Investors Fund
  Total Return Fund
SMITH BARNEY INVESTMENT SERIES(2)
  Growth and Income Portfolio
  Smith Barney Large Cap Core Portfolio(3)
  Smith Barney Premier Selection All Cap Growth Portfolio(4) TRAVELERS SERIES FUND, INC.
  AIM Capital Appreciation Portfolio
  MFS Total Return Portfolio
  Putnam Diversified Income Portfolio
  Smith Barney Aggressive Growth Portfolio
  Smith Barney International All Cap Growth Portfolio
  Smith Barney Large Capitalization Growth Portfolio
  Smith Barney Large Cap Value Portfolio
  Smith Barney Mid Cap Core Portfolio
THE TRAVELERS SERIES TRUST
  Equity Income Portfolio
  Large Cap Portfolio
  MFS Emerging Growth Portfolio
  MFS Mid Cap Growth Portfolio
  MFS Research Portfolio
  Travelers Quality Bond Portfolio
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio -- Class II Shares
  Emerging Growth Portfolio -- Class II Shares
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth Opportunities Portfolio(5) VARIABLE INSURANCE PRODUCTS FUND II (FIDELITY)
  Contrafund(R) Portfolio: -- Service Class 2
VARIABLE INSURANCE PRODUCTS FUND III (FIDELITY)
  Dynamic Capital Appreciation Portfolio: -- Service Class 2

(1) formerly the Total Return Portfolio
(2) formerly the Concert Investment Series
(3) formerly the Select Growth Portfolio
(4) formerly the Select Mid Cap Portfolio
(5) formerly the CitiFunds Small Cap Growth VIP Portfolio

The Contract, certain contract features and/or some of the funding options may not be available in all states. THE CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS THAT SUPPORT THE VARIABLE FUNDING OPTIONS MUST ACCOMPANY THIS PROSPECTUS. READ AND RETAIN THEM FOR FUTURE REFERENCE.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2001. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to our Customer Service Office at One Tower Square, Hartford, Connecticut 06183, call 1-800-497-4857 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                             PROSPECTUS MAY 1, 2001
                        SUPPLEMENTED SEPTEMBER 24, 2001

                               TABLE OF CONTENTS

Index of Special Terms................      2
Summary...............................      3
Fee Table.............................      6
Condensed Financial Information.......     11
The Annuity Contract..................     11
  Contract Owner Inquiries............     11
  Purchase Payments...................     11
  Accumulation Units..................     11
  The Variable Funding Options........     12
Fixed Account.........................     16
Charges and Deductions................     16
  General.............................     16
  Withdrawal Charge...................     17
  Free Withdrawal Allowance...........     17
  Administrative Charges..............     17
  Mortality and Expense Risk Charge...     18
  Variable Funding Option Expenses....     18
  Premium Tax.........................     18
  Changes in Taxes Based Upon Premium
     or Value.........................     18
Transfers.............................     18
  Dollar Cost Averaging...............     19
Access to Your Money..................     19
  Systematic Withdrawals..............     20
  Loans...............................     20
Ownership Provisions..................     20
  Types of Ownership..................     20
  Contract Owner......................     20
  Beneficiary.........................     21
  Annuitant...........................     21
Death Benefit.........................     21
  Death Proceeds Before the Maturity
     Date.............................     21
  Payment of Proceeds.................     22
  Death Proceeds After the Maturity
     Date.............................     24
The Annuity Period....................     25
  Maturity Date.......................     25
  Allocation of Annuity...............     26
  Variable Annuity....................     26
  Fixed Annuity.......................     26
Payment Options.......................     27
  Election of Options.................     27
  Annuity Options.....................     27
  Income Options......................     28
Miscellaneous Contract Provisions.....     28
  Right to Return.....................     28
  Termination.........................     28
  Required Reports....................     28
  Suspension of Payments..............     29
The Separate Account..................     29
  Performance Information.............     29
Federal Tax Considerations............     30
  General Taxation of Annuities.......     30
  Types of Contracts: Qualified or
     Nonqualified.....................     31
  Nonqualified Annuity Contracts......     31
  Qualified Annuity Contracts.........     32
  Penalty Tax for Premature
     Distributions....................     32
  Diversification Requirements for
     Variable Annuities...............     32
  Ownership of the Investments........     32
  Mandatory Distributions for
     Qualified Plans..................     32
  Taxation of Death Benefit
     Proceeds.........................     32
Other Information.....................     33
  The Insurance Company...............     33
  Financial Statements................     33
  Distribution of Variable Annuity
     Contracts........................     33
  Conformity with State and Federal
     Laws.............................     33
  Voting Rights.......................     34
  Legal Proceedings and Opinions......     34
Appendix A: Condensed Financial
  Information: First Citicorp Life
  Variable Annuity Separate Account...    A-1
Appendix B: Condensed Financial
  Information: Citicorp Life Variable
  Annuity Separate Account............    B-1
Appendix C: The Fixed Account.........    C-1
Appendix D: Contents of the Statement
  of Additional Information...........    D-1

                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit.....................     11
Accumulation Period...................     11
Annuitant.............................     20
Annuity Payments......................     24
Annuity Unit..........................     12
Cash Surrender Value..................     19
Contingent Annuitant..................     20
Contract Date.........................     11
Contract Owner........................     20
Contract Value........................     19
Contract Year.........................     11
Fixed Account.........................    C-1
Death Report Date.....................     21
Funding Option(s).....................     12
Maturity Date.........................     24
Purchase Payment......................     11
Underlying Fund.......................     12
Written Request.......................     11

                                    SUMMARY:
                           CITIELITE VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either First Citicorp Life Insurance Company or Citicorp Life Insurance Company, ("the Company," "We" or "Us") depending on where you reside. If you reside in New York, your issuing company is First Citicorp Life Insurance Company. Otherwise, your issuing company is Citicorp Life. Each company sponsors its own segregated asset account ("Separate Account"). First Citicorp Life Insurance Company sponsors the First Citicorp Life Variable Annuity Separate Account. Citicorp Life Insurance Company sponsors the Citicorp Life Variable Annuity Separate Account. When we refer to the Separate Account, we are referring to either First Citicorp Life Variable Annuity Separate Account or Citicorp Life Variable Annuity Separate Account, depending upon your issuing Company.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a qualified contract, your pre-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the variable funding options and/or the Fixed Account. If you elect variable income payments, the dollar amount or your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

WHO MAY PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); and (3) rollovers from other qualified retirement plans. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000, which amount may be paid in one or more installments of at least $100 within the first 12 months after the contract date. You may make additional payments of at least $100 at any time during the accumulation phase.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your contract value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the underlying funds). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment allocated to a variable funding option during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, we will refund your full purchase payment. During the remainder of the right to return period, we will refund your contract value (including charges we assessed). We will determine your contract value at the close of business on the day we receive a written request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? Through its subaccounts, the Separate Account uses your purchase payments to purchase units, at your direction, of one or more of the variable funding options. In turn, each variable funding option invests in an underlying mutual fund ("underlying fund") that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these variable funding options.

You can transfer between the variable funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners. You may transfer between the Fixed Account and the variable funding options twice a year (during the 30 days after the six-month contract date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an annual administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.25%. We also deduct an annual administrative charge of $30. Each underlying fund also charges for management costs and other expenses.

A withdrawal charge will apply to withdrawals from the Contract, and is calculated as a percentage of the purchase payments. The maximum percentage is 7%, decreasing to 0% in years eight and later.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity payments. Under a nonqualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges, income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the contract owner, joint owner, or annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) due proof of death and
(2) written
payment instructions or (3) the election of spousal contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about accumulation unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in variable funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match your original (or your latest) funding option allocation request.

     - SPOUSAL CONTRACT CONTINUANCE. (Nonqualified contracts only) If your spouse is named as an owner and/or beneficiary, and you die prior to the maturity date, your spouse may elect to continue the contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint contract owner and/or beneficiary only.

                                   FEE TABLE
--------------------------------------------------------------------------------
The purpose of this Fee Table is to assist Contract owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of each underlying fund. Each fund reflects these expenses in its net asset value; the expenses are not deducted from your contract value.

TRANSACTION EXPENSES

     WITHDRAWAL CHARGE (as a percentage of the purchase payments withdrawn)

            YEARS SINCE PURCHASE
                PAYMENT MADE                       WITHDRAWAL CHARGE
                    0-1                                   7%
                     2                                    7%
                     3                                    7%
                     4                                    6%
                     5                                    5%
                     6                                    4%
                     7                                    3%
                 8 or more                                0%


ANNUAL SEPARATE ACCOUNT CHARGES
  (as a percentage of the average daily net assets of the
  Separate Account)
      Mortality & Expense Risk Charge.......................   1.25%
      Administrative Expense Charge.........................   0.15%
                                                               -----
          Total Separate Account Charges....................   1.40%

OTHER ANNUAL CHARGES

       ANNUAL CONTRACT ADMINISTRATIVE CHARGE................    $30

VARIABLE FUNDING OPTION EXPENSES:
  (as a percentage of average daily net assets of the funding option as of December 31, 2000, unless otherwise noted)

                                                                                                  TOTAL
                                                                                                  ANNUAL
                                                                                                OPERATING
                                               MANAGEMENT FEE                OTHER EXPENSES      EXPENSES
                                               (AFTER EXPENSE                (AFTER EXPENSE   (AFTER EXPENSE
FUNDING OPTIONS:                               REIMBURSEMENT)   12b-1 FEE    REIMBURSEMENT)   REIMBURSEMENT)
------------------------------------------------------------------------------------------------------------
High Yield Bond Trust........................    0.56%                            0.27%            0.83%
Money Market Portfolio.......................    0.38%                            0.02%            0.40%
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. Balanced Fund...................    0.75%                            0.35%            1.10%
    AIM V.I. Value Fund......................    0.61%                            0.23%            0.84%
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
    Growth & Income Portfolio -- Class B*....    0.63%             0.25%          0.07%            0.95%
    Premier Growth Portfolio -- Class B*.....    1.00%             0.25%          0.05%            1.30%
    Technology Portfolio -- Class B*.........    0.97%             0.25%          0.09%            1.31%(1)
GREENWICH STREET SERIES FUND
    Appreciation Portfolio...................    0.75%                            0.03%            0.78%(3)
    Equity Index Portfolio -- Class II
      Shares*................................    0.21%             0.25%          0.04%            0.50%(2)
    Fundamental Value Portfolio..............    0.75%                            0.04%            0.79%(3)
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST
    Franklin Small Cap Fund -- Class 2*......    0.49%             0.25%          0.28%            1.02%(4)
    Templeton International Securities
      Fund -- Class 2*.......................    0.67%             0.25%          0.20%            1.12%
PIMCO VARIABLE INSURANCE TRUST
    Total Return Bond Portfolio --
      Administrative Class...................    0.25%                            0.40%            0.65%(5)

                                                                                                  TOTAL
                                                                                                  ANNUAL
                                                                                                OPERATING
                                               MANAGEMENT FEE                OTHER EXPENSES      EXPENSES
                                               (AFTER EXPENSE                (AFTER EXPENSE   (AFTER EXPENSE
FUNDING OPTIONS:                               REIMBURSEMENT)   12b-1 FEE    REIMBURSEMENT)   REIMBURSEMENT)
------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
    Putnam VT International Growth Fund --
      Class IB Shares*.......................    0.76%             0.25%          0.18%            1.19%
    Putnam VT Small Cap Value Fund -- Class
      IB Shares*.............................    0.80%             0.25%          0.30%            1.35%
    Putnam VT Voyager II Fund -- Class IB
      Shares*................................    0.70%             0.25%          0.30%            1.25%(6)
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Capital Fund.............................    0.58%                            0.42%            1.00%(7)
    High Yield Bond Fund.....................    0.00%                            1.00%            1.00%(7)
    Investors Fund...........................    0.70%                            0.21%            0.91%
    Total Return Fund........................    0.46%                            0.54%            1.00%(7)
SMITH BARNEY INVESTMENT SERIES
    Growth and Income Portfolio..............    0.75%                            0.20%            0.95%(8)
    Smith Barney Large Cap Core Portfolio....    0.75%                            0.20%            0.95%(8)
    Smith Barney Premier Selection All Cap
      Growth Portfolio.......................    0.75%                            0.20%            0.95%(8)
    Select Government Portfolio+.............    0.60%                            0.20%            0.80%(8)
THE TRAVELERS SERIES TRUST
    Equity Income Portfolio..................    0.75%                            0.07%            0.82%(9)
    Large Cap Portfolio......................    0.75%                            0.07%            0.82%(9)
    MFS Emerging Growth Portfolio............    0.81%                            0.05%            0.86%
    MFS Mid Cap Growth Portfolio.............    0.86%                            0.04%            0.90%
    MFS Research Portfolio...................    0.86%                            0.06%            0.92%
    Travelers Quality Bond Portfolio.........    0.38%                            0.11%            0.49%
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation Portfolio.......    0.80%                            0.03%            0.83%(10)
    MFS Total Return Portfolio...............    0.80%                            0.04%            0.84%(10)
    Putnam Diversified Income Portfolio......    0.75%                            0.12%            0.87%(10)
    Smith Barney Aggressive Growth
      Portfolio..............................    0.80%                            0.19%            0.99%(10)
    Smith Barney International All Cap Growth
      Portfolio..............................    0.90%                            0.08%            0.98%(10)
    Smith Barney Large Capitalization Growth
      Portfolio..............................    0.75%                            0.02%            0.77%(10)
    Smith Barney Large Cap Value Portfolio...    0.65%                            0.01%            0.66%(10)
    Smith Barney Mid Cap Core Portfolio......    0.75%                            0.20%            0.95%(10)
VAN KAMPEN LIFE INVESTMENT TRUST
    Comstock Portfolio Class II Shares*......    0.00%             0.25%          0.95%            1.20%(11)
    Emerging Growth Portfolio Class II
      Shares*................................    0.70%             0.25%          0.05%            1.00%
VARIABLE ANNUITY PORTFOLIOS
    Smith Barney Small Cap Growth
      Opportunities Portfolio................    0.75%                            0.15%            0.90%(12)
VARIABLE INSURANCE PRODUCTS FUND II
    Contrafund(R) Portfolio -- Service Class
      2*.....................................    0.57%             0.25%          0.10%            0.92%(13)
VARIABLE INSURANCE PRODUCTS FUND III
    Dynamic Capital Appreciation Portfolio --
      Service Class 2*.......................    0.57%             0.25%          0.61%            1.43%(14)

 + No longer available to new contract owners.

 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

 (1) Fees are stated net of waivers and/or reimbursements. Absent waivers and/or reimbursements, the "Management Fees", "12b-1 Fees", "Other Expenses" and "Total Annual Operating Expenses" would have been 1.00%, 0.25%, 0.08%, and 1.33%, respectively for the TECHNOLOGY PORTFOLIO. This waiver and/or reimbursement was terminated as of 5/01/00.

 (2) The Management Fee includes 0.06% for fund administration.

 (3) The Management Fee includes 0.20% for fund administration.

 (4) The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus. Total Annual Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without this reduction, Management Fees, 12b-1 Fees, Other Expenses, and Total Annual Operating Expenses for the FRANKLIN SMALL CAP FUND -- CLASS 2 would have been 0.53%, 0.25%, 0.28%, and 1.06%, respectively.

 (5) "Other Expenses" reflects a 0.25% administrative fee and 0.01% representing organizational expenses and pro rata Trustees' fees for the TOTAL RETURN BOND PORTFOLIO -- ADMINISTRATIVE CLASS. PIMCO has contractually agreed to reduce Total Annual Operating Expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.65% of average daily net assets for the TOTAL RETURN BOND
     PORTFOLIO -- ADMINISTRATIVE CLASS. Without such reductions, Total Annual Operating Expenses for the fiscal year ended December 31, 2000 would have been 0.66%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

 (6) The Total Annual Operating Expenses for the VT VOYAGER FUND II -- CLASS IB SHARES are based on estimated expenses. This fund commenced operations on September 1, 2000.

 (7) The Adviser has waived all or a portion of its Management Fees for the year ended December 31, 2000. If such fees were not waived or expenses reimbursed, the Management Fee, Other Expenses, and Total Annual Operating Expenses would have been 0.75%, 1.03%, and 1.78%, respectively for the HIGH YIELD BOND FUND; 0.85%, 0.42%, and 1.27%, respectively for the CAPITAL FUND; and 0.80%, 0.54%, and 1.34%, respectively for the TOTAL RETURN FUND.

 (8) The Adviser has agreed to waive all or a portion of its fees and reimburse certain expenses for the year ended October 31, 2000 (the Fund's fiscal year end). If such fees were not waived and expenses not reimbursed, Total Annual Operating Expenses for the SMITH BARNEY PREMIER SELECTION ALL CAP GROWTH PORTFOLIO, the SMITH BARNEY LARGE CAP CORE PORTFOLIO, the GROWTH AND INCOME PORTFOLIO, and the SELECT GOVERNMENT PORTFOLIO would have been 2.14%, 1.55%, 2.05% and 2.06%, respectively. As a result of a voluntary expense limitation, the expense ratios of these funds will not exceed 0.95%, 0.95%, 0.95%, and 0.80%, respectively.

 (9) TAMIC or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses. Without such expense reductions, Total Annual Operating Expenses for the EQUITY INCOME PORTFOLIO and the LARGE CAP PORTFOLIO would have been 0.87% and 0.84%, respectively.

(10) Expenses are as of October 31, 2000 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2000.

(11) If certain expenses had not been assumed by Van Kampen, Total Annual Operating Expenses for the COMSTOCK PORTFOLIO CLASS II SHARES would have been 2.38%. These expenses include Rule 12b-1 fees of up to 0.25%.

(12) The Adviser has agreed to reimburse SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO for the period ended December 31, 2000. If such expenses were not voluntarily reimbursed, the actual annualized Total Annual Operating Expenses would have been 4.45%.

(13) Actual annual operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. Without such reduction, Total Annual Operating Expenses for the CONTRAFUND(R) -- SERVICE CLASS 2 would have been 0.90%.

(14) The Total Annual Operating Expenses for the DYNAMIC CAPITAL APPRECIATION PORTFOLIO -- SERVICE CLASS 2 are based on estimated expenses.

EXAMPLE:

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the underlying funds for the year ended December 31, 2000, and assume that any fee waivers and expense reimbursements will continue. We cannot guarantee that these fee waivers and expense reimbursements will continue. The examples also assume that the $30 annual administrative charge is equivalent to 0.041% of the Separate Account contract value.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above:

-------------------------------------------------------------------------------------------------------------------------
                                              IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                    END OF PERIOD SHOWN:             ANNUITIZED AT END OF PERIOD SHOWN:
                                            -------------------------------------   -------------------------------------
              FUNDING OPTION                1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------------------------
High Yield Bond Trust.....................     93      141       172        261       23        71       122        261
Money Market Portfolio....................     89      128       150        216       19        58       100        216
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. Balanced Fund................     96      149       185        288       26        79       135        288
    AIM V.I. Value Fund...................     93      141       172        262       23        71       122        262
ALLIANCE VARIABLE PRODUCT SERIES FUND,
  INC.
    Growth & Income Portfolio -- Class
      B...................................     94      145       178        273       24        75       128        273
    Premier Growth Portfolio -- Class B...     98      155       195        307       28        85       145        307
    Technology Portfolio -- Class B.......     98      155       195        308       28        85       145        308
GREENWICH STREET SERIES FUND
    Appreciation Portfolio................     93      139       169        256       23        69       119        256
    Equity Index Portfolio -- Class II
      Shares..............................     90      131       155        227       20        61       105        227
    Fundamental Value Portfolio...........     93      140       170        257       23        70       120        257
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
    Franklin Small Cap Fund -- Class 2....     95      147       181        280       25        77       131        280
    Templeton International Securities
      Fund -- Class 2.....................     96      150       186        290       26        80       136        290
PIMCO VARIABLE INSURANCE TRUST
    Total Return Bond Portfolio --
      Administrative Class................     91      136       162        242       21        66       112        242
PUTNAM VARIABLE TRUST
    Putnam VT International Growth Fund --
      Class IB Shares.....................     97      152       190        296       27        82       140        296
    Putnam VT Small Cap Value Fund --
      Class IB Shares.....................     98      157       197        312       28        87       147        312
    Putnam VT Voyager II Fund -- Class IB
      Shares..............................    102      167       215        347       32        97       165        347
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Capital Fund..........................     95      146       180        278       25        76       130        278
    High Yield Bond Fund..................     95      146       180        278       25        76       130        278
    Investors Fund........................     94      143       176        269       24        73       126        269
    Total Return Fund.....................     95      146       180        278       25        76       130        278
SMITH BARNEY INVESTMENT SERIES
    Growth and Income Portfolio...........     94      145       178        273       24        75       128        273
    Smith Barney Large Cap Core
      Portfolio...........................     94      145       178        273       24        75       128        273
    Smith Barney Premier Selection All Cap
      Growth Portfolio....................     94      145       178        273       24        75       128        273
    Select Government Portfolio+..........     93      140       170        258       23        70       120        258
THE TRAVELERS SERIES TRUST
    Equity Income Portfolio...............     93      141       171        260       23        71       121        260
    Large Cap Portfolio...................     93      141       171        260       23        71       121        260
    MFS Emerging Growth Portfolio.........     93      142       173        264       23        72       123        264
    MFS Mid Cap Growth Portfolio..........     94      143       175        268       24        73       125        268
    MFS Research Portfolio................     94      144       176        270       24        74       126        270
    Travelers Quality Bond Portfolio......     90      131       154        225       20        61       104        225

-------------------------------------------------------------------------------------------------------------------------
                                              IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                    END OF PERIOD SHOWN:             ANNUITIZED AT END OF PERIOD SHOWN:
                                            -------------------------------------   -------------------------------------
              FUNDING OPTION                1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------------------------
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation Portfolio....     93      141       172        261       23        71       122        261
    MFS Total Return Portfolio............     93      141       172        262       23        71       122        262
    Putnam Diversified Income Portfolio...     93      142       174        265       23        72       124        265
    Smith Barney Aggressive Growth
      Portfolio...........................     95      146       180        277       25        76       130        277
    Smith Barney International All Cap
      Growth Portfolio....................     95      145       179        276       25        75       129        276
    Smith Barney Large Capitalization
      Growth Portfolio....................     92      139       169        255       22        69       119        255
    Smith Barney Large Cap Value
      Portfolio...........................     91      136       163        243       21        66       113        243
    Smith Barney Mid Cap Core Portfolio...     94      145       178        273       24        75       128        273
VAN KAMPEN LIFE INVESTMENT TRUST
    Comstock Portfolio Class II Shares....     97      152       190        297       27        82       140        297
    Emerging Growth Portfolio Class II
      Shares..............................     95      146       180        278       25        76       130        278
VARIABLE ANNUITY PORTFOLIOS
    Smith Barney Small Cap Growth
      Opportunities Portfolio.............     94      143       175        268       24        73       125        268
VARIABLE INSURANCE PRODUCTS FUND II
    Contrafund(R) Portfolio -- Service
      Class 2.............................     94      144       176        270       24        74       126        270
VARIABLE INSURANCE PRODUCTS FUND III
    Dynamic Capital Appreciation
      Portfolio -- Service Class 2........     99      159       201        320       29        89       151        320

+ No longer available to new contract owners.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

CitiElite Annuity is a contract between the contract owner ("you") and the Company. We describe your rights and benefits in this prospectus and in the Contract. There may be differences in your Contract because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make purchase payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one Fixed Account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payment, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account contract value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account contract value"). The contract value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-497-4857.

PURCHASE PAYMENTS

Your initial purchase payment is due and payable before the Contract becomes effective. The initial purchase payment must be at least $5,000, which amount may be paid in one or more installments of at least $100 within the first twelve months after the contract date. You may make additional payments of at least $100 at any time. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

We will apply the initial purchase payment less any applicable premium tax (net purchase payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent purchase payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the contract date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE VARIABLE FUNDING OPTIONS

You choose the variable funding options to which you allocate your purchase payments. These variable funding options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the underlying funds that must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the underlying funds will meet its investment objectives. Contact your registered representative or call 1-800-497-4857 to request additional copies of the prospectuses.

The Company has entered into agreements with either the investment adviser or distributor of certain of the underlying funds in which the adviser or distributor pays us a fee for providing administrative services, which fee may vary. The fee is ordinarily based upon an annual percentage of the average aggregate net amount invested in the underlying funds on behalf of the Separate Account. In addition, an affiliated broker-dealer will receive 12b-1 fees deducted from certain underlying fund assets for providing distribution, shareholder support and administrative services to some of the underlying funds.

If any of the underlying funds become unavailable for allocating purchase payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:

        FUNDING OPTION                          INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
High Yield Bond Trust            Seeks generous income. The assets of the High       Travelers Asset Management
                                 Yield Bond Trust will be invested in bonds which,   International Company LLC
                                 as a class, sell at discounts from par value and    ("TAMIC")
                                 are typically high risk securities.

Money Market Portfolio           Seeks high current income from short-term money     TAMIC
                                 market instruments while preserving capital and
                                 maintaining a high degree of liquidity.

AIM VARIABLE INSURANCE FUNDS,
INC.
    AIM V.I. Value Fund          Seeks to achieve long-term growth of capital by     AIM Advisers, Inc. ("AIM")
                                 investing primarily in equity securities of
                                 undervalued companies. Income is a secondary
                                 objective.
    AIM V.I. Balanced Fund       Seeks to achieve as high a total return as          AIM
                                 possible, consistent with the preservation of
                                 capital.

ALLIANCE VARIABLE PRODUCT
SERIES FUND, INC.
    Growth and Income            Seeks to achieve reasonable current income and      Alliance Capital Management,
    Portfolio -- Class B         reasonable opportunity for appreciation through     L.P. ("Alliance")
                                 investments primarily in dividend-paying common
                                 stocks of good quality.
    Premier Growth Portfolio --  Seeks long-term growth of capital by investing      Alliance
    Class B                      primarily in equity securities of a limited number
                                 of large, carefully selected, high quality U.S.
                                 companies that are judged likely to achieve
                                 superior earning momentum.

        FUNDING OPTION                          INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCT
SERIES FUND, INC. (CONTINUED)
    Technology Portfolio --      Seeks long-term growth of capital by investing      Alliance
    Class B                      primarily in securities of companies that use
                                 technology extensively in the development of new
                                 or improved products or processes. Current income
                                 is incidental to the Portfolio's objective.

FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
    Franklin Small Cap           Seeks long-term capital growth. The Fund seeks to   Franklin Advisers, Inc.
    Fund (Class 2)               accomplish its objective by investing primarily
                                 (normally at least 65% of its assets) in equity
                                 securities of smaller capitalization growth
                                 companies.
    Templeton International      Seeks long-term capital growth through a flexible   Templeton Investment Counsel,
    Fund (Class 2)               policy of investing in stocks and debt obligations  Inc.
                                 of companies and governments outside the United
                                 States. Any income realized will be incidental.

GREENWICH STREET SERIES FUND
    Appreciation Portfolio       Seeks long term appreciation of capital by          Smith Barney Fund Management
                                 investing primarily in equity securities.           LLC ("SBFM")
    Equity Index Portfolio       Seeks to replicate, before deduction of expenses,   Travelers Investment Management
    Class II                     the total return performance of the S&P 500 index.  Co. SBFM
    Fundamental Value Portfolio  Seeks long term capital growth with current income  SBFM as a secondary objective.

PIMCO VARIABLE INSURANCE TRUST
    Total Return Bond            Seeks maximum total return, consistent with         Pacific Investment Management
    Portfolio -- Administrative  preservation of capital and prudent investment      Company
    Class                        management, by investing primarily in
                                 investment-grade debt securities.

PUTNAM VARIABLE TRUST
    Putnam VT International      Seeks capital appreciation by investing mostly in   Putnam Investment Management,
    Growth Fund -- Class IB      common stocks of companies outside the United       Inc. ("Putnam")
    Shares                       States.
    Putnam VT Small Cap Value    Seeks capital appreciation by investing mainly in   Putnam
    Fund -- Class IB Shares      common stocks of U.S. companies with a focus on
                                 value stocks.
    Putnam VT Voyager II         Seeks capital appreciation by investing mainly in   Putnam
    Fund -- Class IB Shares      common stocks of U.S. companies with a focus on
                                 growth stocks.

SALOMON BROTHERS VARIABLE
SERIES FUND, INC.
    Capital Fund                 Seeks capital appreciation, primarily through       Salomon Brothers Asset
                                 investments in common stocks which are believed to  Management ("SBAM")
                                 have above-average price appreciation potential
                                 and which may involve above average risk.
    High Yield Bond Fund         Seeks to maximize current income, and,              SBAM
                                 secondarily, to seek capital appreciation through
                                 investments in medium or lower rating categories.
    Investors Fund               Seeks long-term growth of capital, and,             SBAM
                                 secondarily, current income, through investments
                                 in common stocks of well-known companies.
    Total Return Fund            Seeks above-average income (compared to a portfo-   SBAM
                                 lio invested entirely in equity securities).
                                 Secondarily, seeks opportunities for growth of
                                 capital and income.

SMITH BARNEY INVESTMENT SERIES
    Growth and Income Portfolio  Seeks both growth and income by investing princi-   SBFM
                                 pally in equity securities which provide dividend
                                 and interest income but may invest in non-income
                                 producing investments for potential appreciation
                                 in value.
    Select Government            Seeks high current return consistent with the       SBFM
    Portfolio+                   preservation of capital by investing primarily in
                                 debt instruments issued or guaranteed by the U.S.
                                 government, its agencies or instrumentalities.

        FUNDING OPTION                          INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
SMITH BARNEY INVESTMENT SERIES
(CONTINUED)
    Smith Barney Large Cap Core  Seeks capital appreciation by investing primarily   SBFM
    Portfolio                    in U.S. common stocks and other equity securities,
                                 typically of established companies with large
                                 market capitalization.
    Smith Barney Premier         Seeks long term growth of capital using a multi-    SBFM
    Selection All Cap Portfolio  manager approach investing in small, medium and large sized companies

TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation     Seeks capital appreciation by investing             Travelers Investment Advisers
    Portfolio                    principally in common stock, with emphasis on       ("TIA")
                                 medium-sized and smaller emerging growth            Subadviser: AIM
                                 companies.
    MFS Total Return Portfolio   Seeks to obtain above-average income (compared to   TIA
                                 a portfolio entirely invested in equity             Subadviser: Massachusetts
                                 securities) consistent with the prudent employment  Financial Services ("MFS")
                                 of capital. Generally, at least 40% of the
                                 Portfolio's assets will be invested in equity
                                 securities.
    Putnam Diversified Income    Seeks high current income consistent with           TIA Subadviser: Putnam
    Portfolio                    preservation of capital. The Portfolio will         Investment Management, Inc.
                                 allocate its investments among the U.S. Government
                                 Sector, the High Yield Sector, and the
                                 International Sector of the fixed income
                                 securities markets.
    Smith Barney Aggressive      Seeks capital appreciation by investing primarily   SBFM
    Growth Portfolio             in common stocks of companies that are
                                 experiencing, or have the potential to experience,
                                 growth of earnings, or that exceed the average
                                 earnings growth rate of companies whose securities
                                 are included in the S&P 500.
    Smith Barney International   Seeks total return on assets from growth of         SBFM
    All Cap Growth Portfolio     capital and income by investing at least 65% of
                                 its assets in a diversified portfolio of equity
                                 securities of established non-U.S. issuers.
    Smith Barney Large           Seeks long-term growth of capital by investing in   SBFM
    Capitalization Growth        equity securities of companies with large market
    Portfolio                    capitalizations.
    Smith Barney Large Cap       Seeks current income and long-term growth of        SBFM
    Value Portfolio              income and capital by investing primarily, but not
                                 exclusively, in common stocks.
    Smith Barney Mid Cap Core    Seeks long-term growth of capital by investing      SBFM
    Portfolio                    primarily in equity securities of medium-sized
                                 companies with market capitalizations between $1
                                 billion and $5 billion at the time of investment.

THE TRAVELERS SERIES TRUST
    Equity Income Portfolio      Seeks reasonable income by investing at least 65%   TAMIC
                                 in income-producing equity securities. The balance  Subadviser: Fidelity
                                 may be invested in all types of domestic and        Management & Research Co.
                                 foreign securities, including bonds. The Portfolio  ("FMR")
                                 seeks to achieve a yield that exceeds that of the
                                 securities comprising the S&P 500 The Subadviser
                                 also considers the potential for capital
                                 appreciation
    Large Cap Portfolio          Seeks long-term growth of capital by investing      TAMIC
                                 primarily in equity securities of companies with    Subadviser: FMR
                                 large market capitalizations.
    MFS Emerging Growth          Seeks to provide long-term growth of capital.       TAMIC
    Portfolio                    Dividend and interest income from portfolio         Subadviser: MFS
                                 securities, if any, is incidental to the MFS
                                 Portfolio's investment objective.
    MFS Mid Cap Growth           Seeks to obtain long-term growth of capital by      TAMIC
    Portfolio                    investing, under normal market conditions, at       Subadviser: MFS
                                 least 65% of its total assets in equity securities
                                 of companies with medium market capitalization
                                 which the investment adviser believes have
                                 above-average growth potential.
    MFS Research Portfolio       Seeks to provide long-term growth of capital and    TAMIC
                                 future income.                                      Subadviser: MFS
    Travelers Quality Bond       Seeks current income, moderate capital volatility   TAMIC
    Portfolio                    and total return.

        FUNDING OPTION                          INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT
TRUST
    Comstock Portfolio -- Class  Seeks capital growth and income through             Van Kampen Asset Management,
    II Shares                    investments in equity securities, including common  Inc. ("VKAM")
                                 stocks and securities convertible into common and
                                 preferred stocks.
    Emerging Growth              Seeks capital appreciation by investing primarily   VKAM
    Portfolio -- Class II        in common stocks of companies considered to be
    Shares                       emerging growth companies.

VARIABLE ANNUITY PORTFOLIOS
    Smith Barney Small Cap       Seeks long-term capital growth by investing in      Citi Fund Management, Inc.
    Growth Opportunities         equity securities of U.S. companies with market
    Portfolio                    capitalizations below the top 1,000 stocks of the
                                 equity market. Under normal circumstances, at
                                 least 65% of the fund's total assets will be
                                 invested in such companies. Dividend income, if
                                 any, is incidental to this investment objective.

VARIABLE INSURANCE PRODUCTS
FUND II
    Contrafund(R) Portfolio --   Seeks long-term capital appreciation by investing   FMR
    Service Class 2              primarily in common stocks of companies whose
                                 value the adviser believes is not fully recognized
                                 by the public.

VARIABLE INSURANCE PRODUCTS III
    Dynamic Capital              Seeks capital appreciation by investing primarily   FMR
    Appreciation Portfolio --    in common stocks of both domestic and foreign
    Service Class 2              issuers.

+ ANTICIPATED CHANGES TO VARIABLE FUNDING OPTIONS

As part of an ongoing effort to consolidate the variable contract operations of Citicorp Life Insurance Company, First Citicorp Life Insurance Company, and certain of its affiliates, on or about August 30, 2001 an application was filed with the SEC requesting permission to substitute shares of the Select Government Portfolio of the Smith Barney Investment Series with shares of the Travelers Quality Bond Portfolio of the Travelers Series Trust.

Upon obtaining approval from the SEC and subject to any required approval by state insurance authorities, we will effect the substitution by redeeming shares of the Select Government Portfolio and using those proceeds to purchase shares of the Travelers Quality Bond Portfolio. The proposed transaction will result in no change in the amount of your contract value, cash value or death benefit, or in the dollar value of your investment in the Separate Account. After the substitution, the Select Government Portfolio will no longer be available as a funding option.

We anticipate that, if the SEC approval is obtained, the proposed substitution will occur sometime in the second quarter of 2002. From the date of this supplement to the date of the proposed substitution, you will be able to transfer out of the Select Government Portfolio without the transfer counting as a "free" transfer under your Contract. Also, until 30 days after the date the substitution occurs, we will not exercise any right we may have reserved under your Contract to impose any additional transfer restrictions.

Within five days after the substitution, we will send affected contract owners (i.e., contract owners who were invested in the Select Government Portfolio on the date of the substitution) notice that the substitution has been completed and that they may transfer out of the Travelers Quality Bond Portfolio without the transfer counting as a "free" transfer under their contract. Current prospectuses for all funding options currently available through this contract must accompany this prospectus.

When making any investment decisions, please consider these anticipated changes. As of May 1, 2001, the Select Government Portfolio is closed to new contract owners.

                                 FIXED ACCOUNT
--------------------------------------------------------------------------------

We offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts;

     - the death benefit paid on the death of the contract owner, annuitant, or first of the joint contract owners,

     - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     - administration of the annuity options available under the Contracts; and

     - the distribution of various reports to contract owners.

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

     - sales and marketing expenses including commission payments to your sales agent, and

     - other costs of doing business.

Risks we assume include:

     - that annuitants may live longer than estimated when the annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the contract value, and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. (For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur.) We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from purchase payments when they are made to the Contract. However, a withdrawal charge will apply if purchase payments are withdrawn before they have been in the Contract for eight years. We will assess the charge as a percentage of the purchase payment withdrawn as follows:

 YEARS SINCE PURCHASE
     PAYMENT MADE                         WITHDRAWAL CHARGE
          0-3                                 7    %
            4                                 6    %
            5                                 5    %
            6                                 4    %
            7                                 3    %
             8 or more                        0    %

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

        (a) any purchase payment to which no withdrawal charge applies, then

        (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

        (c) any purchase payment to which a withdrawal charge applies (on a first-in, first-out basis), then

        (d) any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if purchase payments are distributed:

     - due to the death of the contract owner or annuitant (with no contingent annuitant surviving);

     - upon election of a lifetime annuity payout taken after the first Contract year or,

     - due to a minimum distribution under our minimum distribution rules then in effect.

FREE WITHDRAWAL ALLOWANCE

You may withdraw up to 15% of the contract value annually, without a withdrawal charge. (If you have purchase payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of purchase payments no longer subject to a withdrawal charge. Note: Any free withdrawal taken will reduce purchase payments no longer subject to a withdrawal charge.) For the first contract year, the available amount is 15% of the initial purchase payment. Beginning in the second contract year, the available free withdrawal amount is 15% of the contract value at the end of the previous contract year. We reserve the right not to permit free withdrawals on full surrenders.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge:

        (1) from the distribution of death proceeds; or

        (2) after an annuity payout has begun.

We deduct the administrative expense charge (sometimes called "sub-account administrative charge") on each business day from amounts allocated to the variable funding options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options, and is reflected in our accumulation and annuity unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the variable funding options. We reflect the deduction in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge equals 1.25% annually. This charge compensates the company for risks assumed, benefits provided and expenses incurred, including payment of commissions to your sales agent.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the underlying funds in the fee table. Please review the prospectus for each underlying fund for a more complete description of that fund and its expenses.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your contract value either upon death, surrender, annuitization, or at the time you make purchase payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                   TRANSFERS
--------------------------------------------------------------------------------

Up to 30 days before the maturity date, you may transfer all or part of the contract value between funding options. Transfers are made at the value(s) next determined after we receive your request at the Home Office. There are no charges or restrictions on the amount or frequency of transfers currently; however, we reserve the right to charge a fee for any transfer request, and to limit the number of transfers to one in any six-month period. We also reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things, not accept: 1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or 2) the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner. We further reserve the right to limit transfers that we determine will disadvantage other contract owners.

Since different funding options have different expenses, a transfer of contract values from one funding option to another could result in your investment becoming subject to higher or lower expenses. After the maturity date, you may make transfers between funding options only with our consent.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, more accumulation units are purchased in a funding option if the value per unit is low and fewer accumulation units are purchased if the value per unit is high. Therefore, a lower-than-average cost per unit may be achieved over the long run.

You may elect the DCA Program through written request or other method acceptable to the Company. You must have a minimum total contract value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $100.

You may establish pre-authorized transfers of contract values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, the Company may credit increased interest rates to contract owners under an administrative Special DCA Program established at the discretion of the Company, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Transfer Program, the interest rate can accrue up to 6 months on funds in the Special DCA Program and all purchase payments and accrued interest must be transferred on a level basis to the selected funding option in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and all purchase payments and accrued interest in this Program must be transferred on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by the Company. If complete Program enrollment instructions are not received by the Company within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, your contract value will be credited for the remainder of 6 or 12 months with the interest rate for non-Program funds.

A contract owner may only have one DCA Program or Special DCA Program in place at one time. Any subsequent purchase payments received by the Company within the Program period selected will be allocated to the current funding options over the remainder of that Program transfer period, unless otherwise directed by the contract owner.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between investment options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the maturity date, you may redeem all or any portion of the cash surrender value, that is, the contract value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a written request specifying the fixed or variable funding option(s) from which amounts are to be withdrawn, the withdrawal will be made on a pro rata basis. The cash surrender value will be determined as of the close of business after we receive your surrender request at the Customer Service Office. The cash surrender value may be more or less than the purchase payments made. Withdrawals during the annuity period are not allowed.

We may defer payment of any cash surrender value for a period of up to seven days after the written request is received, but it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

Beginning in the first contract year and before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. Any applicable premium taxes and withdrawal charge will be deducted. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form provided by the Company. We will surrender accumulation units pro rata from all investment options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. If available, all loan provisions are described in your Contract or loan agreement.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for nonqualified contracts. You have sole power during the annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

Joint Owner. For nonqualified contracts only, you may name joint owners (e.g., spouses) in a written request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless you recorded different shares with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the variable funding options or the Fixed Account, as most recently elected by the contract owner, until the death report date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

ANNUITANT

The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. You may not change the annuitant after your Contract is in effect.

You may not change, delete or add a contingent annuitant after the Contract becomes effective.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------

Before the maturity date, when there is no annuitant, a death benefit is payable when either the annuitant or a contract owner dies. We calculate the death benefit at the close of the business day on which the Company's Home Office receives (1) due proof of death and (2) written payment instructions or (3) election of spousal contract continuance ("death report date").

We must be notified of the annuitant's death no later than six months from the date of death in order to pay the death proceeds as described under "Death Proceeds Before the Maturity Date." If we are notified more than six months after the death, we will pay death proceeds equal to the contract value on the death report date, less any applicable premium tax.

DEATH PROCEEDS BEFORE THE MATURITY DATE

WHERE THE ANNUITANT WAS YOUNGER THAN AGE 68 ON THE CONTRACT DATE:

The death benefit payable will be the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax, previous withdrawals and outstanding loans:

        (1) the contract value;

        (2) the total purchase payments made under the Contract ; or

        (3) the Step-Up value (if any, as described below).

WHERE THE ANNUITANT WAS BETWEEN THE AGES OF 68 THROUGH 75 ON THE CONTRACT DATE:

The death benefit payable will be the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax, previous withdrawals and outstanding loans:

        1. the contract value;

        2. the total purchase payments made under the Contract; or

        3. the Step-Up value (as described below) associated with the seventh contract date Anniversary.

WHERE ANNUITANT WAS AGE 76 OR OLDER ON THE CONTRACT DATE:

The death benefit payable will be the contract value on the death report date, less any applicable premium tax, previous withdrawals and any outstanding loans.

STEP-UP VALUE:

We will establish the Step-Up value on the seventh Contract Date anniversary. The Step-Up Value will equal the contract value on that anniversary. For Contracts where the annuitant was younger than 68 on the contract date, we will recalculate the Step-Up Value on each anniversary until the annuitant's 76th birthday. If the contract value on the anniversary is greater than the Step-Up Value, the Step-Up Value will be rest to equal the contract value on that date. If the Step-Up Value is greater than the contract value, the Step-Up Value remains unchanged. For all contracts, each time a purchase payment is made we will increase the Step-Up Value by the amount of the payment and, when a withdrawal is taken, we will reduce the Step-Up Value by a Partial Surrender reduction (as described below).

The Partial Surrender Reduction equals:

        (1) the Step-Up Value immediately before the reduction for the withdrawal, multiplied by

        (2) the amount of the withdrawal divided by

        (3) the contract value immediately before the withdrawal.

For example, assume your current contract value is $55,000. If your original step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

        50,000 x (10,000/55,000) = 9,090

Your new step-up value would be 50,000 - 9,090, or $40,900.

The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your original step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

        50,000 x (10,000/30,000) = 16,666

Your new step-up value would be 50,000 - 16,666, or $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the maturity date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NONQUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
       THE DEATH OF THE                PROCEEDS TO:                                            RULES APPLY*
--------------------------------------------------------------------------------------------------------------
 Owner (who is not the           The beneficiary (ies),     Unless, the beneficiary is      Yes
 annuitant) (with no joint       or if none, to the         the contract owner's spouse
 owner)                          contract owner's estate.   and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Owner (who is the annuitant)    The beneficiary (ies),     Unless, the beneficiary is      Yes
 (with no joint owner)           or if none, to the         the contract owner's spouse
                                 contract owner's estate.   and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Non-Spousal Joint Owner (who    The surviving joint                                        Yes
 is not the annuitant)           owner.
--------------------------------------------------------------------------------------------------------------
 Non-Spousal Joint Owner (who    The beneficiary(ies) or,   Unless there is a contingent    Yes
 is the annuitant)               if none, to the contract   annuitant. A contingent
                                 owner's estate.            annuitant becomes the
                                                            annuitant and the proceeds
                                                            will be paid to the surviving
                                                            joint owner.
--------------------------------------------------------------------------------------------------------------
 Spousal Joint Owner (who is     The surviving joint        Unless the spouse elects to     Yes
 not the annuitant)              owner/spouse.              continue the contract.
--------------------------------------------------------------------------------------------------------------
 Spousal Joint Owner (who is     The beneficiary (ies),     Unless the spouse elects to     Yes
 the annuitant)                  or if none, to the         continue the contract.
                                 surviving joint owner.
                                                            A spouse who is not the
                                                            beneficiary may decline to
                                                            receive the proceeds or to
                                                            continue the contract and may
                                                            instruct the Company to pay
                                                            the beneficiary.
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
        THE DEATH OF THE               PROCEEDS TO:                                            RULES APPLY*
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is not the       The beneficiary (ies)      Unless the beneficiary is the   Yes
 contract owner)                 or, if none, to the        contract owner's spouse and
                                 contract owner.            the spouse elects to continue
                                                            the contract as the new owner
                                                            rather than receive the
                                                            distribution.
                                                            Or, unless, there is a
                                                            contingent annuitant. Then,
                                                            the contingent annuitant
                                                            becomes the annuitant and the
                                                            Contract continues in effect
                                                            (generally using the original
                                                            maturity date). The proceeds
                                                            will then be paid upon the
                                                            death of the contingent
                                                            annuitant or owner.
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is the contract  See death of "owner who                                    Yes
 owner)                          is the annuitant" above.
--------------------------------------------------------------------------------------------------------------
 Annuitant (where owner is a     The beneficiary (ies)                                      Yes (Death of
 nonnatural person/trust)        (e.g. the trust).                                          annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
--------------------------------------------------------------------------------------------------------------
 Contingent Annuitant (assuming  No death proceeds are                                      N/A
 annuitant is still alive)       payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------

* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal Beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. If Mandatory Distribution has begun, the 5 year payout option is not available.

 SPOUSAL CONTRACT CONTINUANCE (NONQUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NONSPOUSE IS A JOINT OWNER)

 If your spouse is named as an owner and/or beneficiary, and you die before the maturity date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the annuitant and your spouse elects to continue the Contract, your spouse will be named the annuitant as of the death report date.

 If your spouse elects to continue the Contract as contract owner, the death benefit will be calculated as of the death report date. If the contract value is less than the calculated death benefit, the contract value will be increased to equal the death benefit. This amount is referred to as the adjusted contract value. Any difference between the contract value and the adjusted contract value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the death report date.

 Any premium paid before the death report date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase payments made to the Contract after the death report date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the death report date as if your spouse had purchased the Contract with the adjusted contract value on the death report date. This spousal contract continuance is available only once for each Contract.

                              QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
        THE DEATH OF THE               PROCEEDS TO:                                         RULES APPLY (SEE *
                                                                                                  ABOVE)
--------------------------------------------------------------------------------------------------------------
 Owner/Annuitant                 The beneficiary (ies),                                     Yes
                                 or if none, >to the
                                 contract owner's estate.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------

DEATH PROCEEDS AFTER THE MATURITY DATE

If any contract owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income payouts (annuity or income options) or elect a lump sum distribution. While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity or income payments will begin on the maturity date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before we make annuity payments. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase your Contract. Unless you elect otherwise, the maturity date will be the annuitant's 90th birthday or ten years after the effective date of the contract, if later.

At least 30 days before the original maturity date, you may elect to extend the maturity date to any time prior to the annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the maturity date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with certain qualified contracts upon either the later of the contract owner's attainment of age 70 1/2 or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your annuity payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, you have not made an election, we will apply your cash surrender value to provide an annuity funded by the same investment options as you have selected during the accumulation period. At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which we will determine annuity payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. We determine the number of annuity units credited to the Contract by dividing the first monthly annuity payment attributable to each variable funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. We use an annuity unit to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the cash surrender value as of 14 days before the date annuity payments begin less any applicable premium tax not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the maturity date) by the number of thousands of dollars of contract value you apply to that annuity option, and factors in an assumed daily net investment factor. We call this your net investment rate. Your net investment rate corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your variable funding options is less than 3%, then the dollar amount of your variable annuity payment will decrease. However, if the annualized investment performance, after expenses, of your variable funding options is greater than 3%, then the dollar amount of your variable annuity payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of annuity units we credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your cash surrender value as of the date annuity payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

                                PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the annuitant is alive, you can change your annuity or income option selection any time up to the maturity date. Once annuity or income payments have begun, no further elections are allowed.

During the annuitant's lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Joint Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $1,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the contract value in a lump-sum.

On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, all or any part of the cash surrender value (less any applicable premium taxes) may be paid under one or more of the following annuity options. Payments under the annuity options may be elected on a monthly, quarterly, semiannual or annual basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. One will be designated the primary payee, the other will be designated the secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for annuity payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the Contract's cash surrender value (or, if required by state law, contract value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. The Company will make equal payments of the amount elected until the cash surrender value applied under this option has been exhausted. The first payment and all later payments will be paid from each funding option or the Fixed Account in proportion to the cash surrender value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period. The Company will make payments for the period selected. The amount of each payment will be equal to the remaining cash surrender value applied under this option divided by the number of remaining payments.

Option 3 -- Other Income Options. The Company will make any other arrangements for Income Options as may be mutually agreed upon.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the contract value plus any contract charges and premium taxes you paid (but not any fees and charges the underlying fund assessed) within twenty days after you receive it (the "right to return period"). You bear the investment risk of investing in the variable funding options during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, we will refund your purchase payment in full; during the remainder of the right to return period, we will refund the contract value (including charges).

We will determine the contract value following the close of the business day on which we receive your Contract and a written request for a refund where state law requires a longer period, or the return of purchase payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if the contract value as of that date is less than $1,000 and no purchase payments have been made for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after the Company has mailed notice of termination to the contract owner's last known address and to any assignee of record. If the Contract is terminated, we will pay you the cash surrender value less any applicable premium tax, and any applicable administrative charge.

REQUIRED REPORTS

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the

Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

First Citicorp Life Insurance Company and Citicorp Life Insurance Company each sponsor separate accounts: First Citicorp Life Variable Annuity Separate Account and Citicorp Life Variable Annuity Separate Account (Separate Accounts FLIC and CLIC, respectively) were established on July 6, 1994 and are registered with the SEC as unit investment trusts (separate account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the variable funding options.

We hold the assets of Separate Account FLIC and Separate Account CLIC for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business which we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Shares of the variable funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts. Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the variable funding options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each variable funding option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

From time to time, we may advertise several types of historical performance for the Contract's variable funding options. We may advertise the "standardized average annual total returns" of the variable funding option, calculated in a manner prescribed by the SEC, and the "nonstandardized total return," as described below. Specific examples of the performance information appear in the SAI.

STANDARDIZED METHOD. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the variable funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

NONSTANDARDIZED METHOD. We calculate nonstandardized "total returns" in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. These returns also do not reflect the withdrawal charge because we designed the Contract for long-term investment.

For underlying funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the underlying fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

TAX-FREE EXCHANGES: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED

If you purchase an annuity contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities established by public school systems or certain tax-exempt organizations, corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a qualified contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the contract. If you purchase the contract on an individual basis with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.

NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See "Penalty Tax for Premature Distributions" below.) There is income in the contract to the extent the contract value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner,including the first of joint owners. If these requirements are not met, the contract will not be treated as an annuity contract for Federal income tax purposes and earnings under the contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have generally not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the contract owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying separate account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over separate account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the separate account assets supporting the Contract.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; of (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

First Citicorp Life Insurance Company is a stock life insurance company organized under the laws of the State of New York in 1978. First Citicorp Life is wholly owned by Citicorp Life Insurance Company, an Arizona insurer, which in turn, is wholly owned by Citibank Delaware. Citibank Delaware is a wholly owned subsidiary of Citicorp Holdings Inc., which in turn, is a wholly owned subsidiary of Citigroup Inc. one of the world's largest bank holding companies. First Citicorp Life engages in the reinsurance of credit life insurance issued by other insurance companies. First Citicorp Life also issues term life insurance and fixed and variable annuities on a direct basis. The Company's Home Office is located at 666 Fifth Avenue, 3rd Floor, New York, NY 10103.

Citicorp Life Insurance Company (formerly Family Guardian Life Insurance Company) is a stock life insurance company organized under the laws of Arizona in 1971. Citicorp Life is wholly owned by Citibank Delaware. Citibank Delaware is a wholly owned subsidiary of Citicorp Holdings, Inc., which, in turn, is a wholly owned subsidiary of Citigroup Inc., one of the world's largest bank holding companies. Citicorp Life engages in the reinsurance of credit life insurance issued by other insurance companies. Citicorp Life also issues term life insurance and fixed and variable annuities on a direct basis. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06103.

FINANCIAL STATEMENTS

The financial statements for the insurance company are located in the Statement of Additional Information. The financial statements for the separate account will be available through annual reports to shareholders. These reports are accessible through the SEC's website that appears on page 1 of the prospectus.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Tower Square, Hartford, CT.

Up-front compensation paid to sales representatives will not exceed 7% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, we may pay or permit other promotional incentives, in cash, credit or other compensation.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the underlying funds. However, we believe that when an underlying fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.

LEGAL PROCEEDINGS AND OPINIONS

FIRST CITICORP LIFE INSURANCE COMPANY

There are no pending legal proceedings affecting the Separate Account or the Company.

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Company, its authority to issue variable annuity contracts under New York law and the validity of the forms of the variable annuity contracts under New York law, have been passed on by the General Counsel of the Company.

CITICORP LIFE INSURANCE COMPANY

There are no pending legal proceedings affecting the Separate Account or the Company.

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Company, its authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Company.

                  APPENDIX A: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                          FIRST CITICORP LIFE VARIABLE
                            ANNUITY SEPARATE ACCOUNT
                            ACCUMULATION UNIT VALUES

                                                                                  PERIOD ENDED
PORTFOLIO NAME                                                YEAR ENDED 2000   DECEMBER 31, 1999
-------------------------------------------------------------------------------------------------
HIGH YIELD BOND TRUST (7/99)
Unit Value at beginning of year.............................    $     0.990                     1
Unit Value at end of year...................................          0.985              0.989639
Number of units outstanding at end of year..................        797,442          229,710.5728

MONEY MARKET PORTFOLIO (7/99)
Unit Value at beginning of year.............................    $     1.020                     1
Unit Value at end of year...................................          1.070              1.020466
Number of units outstanding at end of year..................      1,806,081          325,541.8238

AIM VARIABLE INSURANCE FUNDS, INC.
AIM V.I. VALUE FUND
Unit Value at beginning of year.............................    $     1.000
Unit Value at end of year...................................          0.810
Number of units outstanding at end of year..................      5,190,175

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
TECHNOLOGY PORTFOLIO -- CLASS B (5/00)
Unit Value at beginning of year.............................    $     1.000
Unit Value at end of year...................................          0.649
Number of units outstanding at end of year..................      4,555,999

CONCERT INVESTMENT SERIES
GOVERNMENT PORTFOLIO (12/99)+
Unit Value at beginning of year.............................    $     0.988                     1
Unit Value at end of year...................................          1.111              0.987866
Number of units outstanding at end of year..................      1,057,207          118,578.6986

SELECT GROWTH & INCOME PORTFOLIO (9/99)
Unit Value at beginning of year.............................    $     1.082                     1
Unit Value at end of year...................................          0.992              1.081850
Number of units outstanding at end of year..................      1,668,142          481,692.8138

SELECT GROWTH PORTFOLIO (9/99)*
Unit Value at beginning of year.............................    $     1.182                     1
Unit Value at end of year...................................          1.105              1.182107
Number of units outstanding at end of year..................      3,398,851        1,085,789.6581

SELECT MID CAP PORTFOLIO (10/99)*
Unit Value at beginning of year.............................    $     1.190                     1
Unit Value at end of year...................................          1.383              1.189776
Number of units outstanding at end of year..................      1,737,712          395,923.4556

SELECT SMALL CAP PORTFOLIO (10/99)++
Unit Value at beginning of year.............................    $     1.239                     1
Unit Value at end of year...................................          1.018              1.238916
Number of units outstanding at end of year..................      1,752,263          535,120.0303

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN SMALL CAP FUND -- CLASS 2 (6/99)
Unit Value at beginning of year.............................    $     1.606                     1
Unit Value at end of year...................................          1.323              1.606265
Number of units outstanding at end of year..................      2,559,722          610,330.6357

TEMPLETON INTERNATIONAL SECURITIES FUND -- CLASS 2 (6/99)
Unit Value at beginning of year.............................    $     1.155                     1
Unit Value at end of year...................................          1.113              1.154708
Number of units outstanding at end of year..................      6,380,304        1,695,046.7013

GREENWICH STREET SERIES FUND
EQUITY INDEX PORTFOLIO -- CLASS II (10/99)
Unit Value at beginning of year.............................    $     3.566                     1
Unit Value at end of year...................................          3.189              3.566304
Number of units outstanding at end of year..................      2,314,812          653,332.3396

                  APPENDIX A: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                          FIRST CITICORP LIFE VARIABLE
                            ANNUITY SEPARATE ACCOUNT
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                                                  PERIOD ENDED
PORTFOLIO NAME                                                YEAR ENDED 2000   DECEMBER 31, 1999
-------------------------------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
CAPITAL FUND (6/99)
Unit Value at beginning of year.............................    $     1.110                     1
Unit Value at end of year...................................          1.295              1.110208
Number of units outstanding at end of year..................     10,999,748        5,371,395.2079

HIGH YIELD BOND FUND (6/99)
Unit Value at beginning of year.............................    $     1.026                     1
Unit Value at end of year...................................          1.012              1.026291
Number of units outstanding at end of year..................      1,439,269          720,017.8980

INVESTORS FUND (6/99)
Unit Value at beginning of year.............................    $     1.014                     1
Unit Value at end of year...................................          1.152              1.013551
Number of units outstanding at end of year..................     10,218,846        5,822,883.1527

TOTAL RETURN FUND (6/99)
Unit Value at beginning of year.............................    $     0.976                     1
Unit Value at end of year...................................          1.039              0.976196
Number of units outstanding at end of year..................      4,159,513        2,312,186.4827

THE TRAVELERS SERIES TRUST
EQUITY INCOME PORTFOLIO (5/00)
Unit Value at beginning of year.............................    $     1.000
Unit Value at end of year...................................          1.089
Number of units outstanding at end of year..................        865,435

LARGE CAP PORTFOLIO (FIDELITY) (6/99)
Unit Value at beginning of year.............................    $     1.225                     1
Unit Value at end of year...................................          1.033              1.225365
Number of units outstanding at end of year..................     18,080,222        8,172,389.3013

MFS EMERGING GROWTH PORTFOLIO (5/00)
Unit Value at beginning of year.............................    $     1.000
Unit Value at end of year...................................          0.810
Number of units outstanding at end of year..................      3,090,800

MFS MID CAP GROWTH PORTFOLIO (6/99)
Unit Value at beginning of year.............................    $     1.570                     1
Unit Value at end of year...................................          1.694              1.570453
Number of units outstanding at end of year..................      6,070,239        1,542,217.5836

MFS RESEARCH PORTFOLIO (6/99)
Unit Value at beginning of year.............................    $     1.206                     1
Unit Value at end of year...................................          1.123              1.206176
Number of units outstanding at end of year..................      6,108,725        3,145,553.2237

TRAVELERS QUALITY BOND PORTFOLIO (6/99)
Unit Value at beginning of year.............................    $     1.006                     1
Unit Value at end of year...................................          1.062              1.006447
Number of units outstanding at end of year..................      3,868,937        1,879,152.8900

TRAVELERS SERIES FUND INC.
AIM CAPITAL APPRECIATION PORTFOLIO (6/99)
Unit Value at beginning of year.............................    $     1.394                     1
Unit Value at end of year...................................          1.232              1.393933
Number of units outstanding at end of year..................     11,053,796        3,443,558.9144

MFS TOTAL RETURN PORTFOLIO (6/99)
Unit Value at beginning of year.............................    $     0.987                     1
Unit Value at end of year...................................          1.135              0.986723
Number of units outstanding at end of year..................      7,961,934        4,154,043.1836

                  APPENDIX A: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                          FIRST CITICORP LIFE VARIABLE
                            ANNUITY SEPARATE ACCOUNT
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                                                  PERIOD ENDED
PORTFOLIO NAME                                                YEAR ENDED 2000   DECEMBER 31, 1999
-------------------------------------------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME PORTFOLIO (6/99)
Unit Value at beginning of year.............................    $     1.008                1.0000
Unit Value at end of year...................................          0.990              1.007736
Number of units outstanding at end of year..................      1,406,014          976,460.7314

VARIABLE ANNUITY PORTFOLIOS
CITISELECT FOLIO 200 CONSERVATIVE (2/97)++
Unit Value at beginning of year.............................    $     1.019                     1
Unit Value at end of year...................................          1.034              1.019241
Number of units outstanding at end of year..................        431,523          217,156.1554

CITISELECT FOLIO 300 BALANCED (2/97)++
Unit Value at beginning of year.............................    $     1.047                     1
Unit Value at end of year...................................          1.059              1.046945
Number of units outstanding at end of year..................        226,770          182,037.3579

CITISELECT FOLIO 400 GROWTH (2/97)++
Unit Value at beginning of year.............................    $     1.073                     1
Unit Value at end of year...................................          1.074              1.072726
Number of units outstanding at end of year..................        194,317           82,096.2979

CITISELECT FOLIO 500 GROWTH PLUS (2/97)++
Unit Value at beginning of year.............................    $     1.093                     1
Unit Value at end of year...................................          1.077              1.092684
Number of units outstanding at end of year..................         55,153           26,368.7837

CITISELECT SMALL CAP GROWTH VIP (2/97)*
Unit Value at beginning of year.............................    $     1.448                     1
Unit Value at end of year...................................          1.556              1.447874
Number of units outstanding at end of year..................        523,976          114,352.0200

VARIABLE INSURANCE PRODUCTS FUND II
CONTRAFUND(R) PORTFOLIO -- SERVICE CLASS 2 (5/00)
Unit Value at beginning of year.............................    $     1.000
Unit Value at end of year...................................          0.935
Number of units outstanding at end of year..................      1,779,892

The date next to each funding option's name reflects the date that money came into the funding option. Funding Options not listed had no amounts yet allocated to them or were not yet available as of December 31, 2000. The financial statements of the First Citicorp Life Variable Annuity Separate Account and the financial statements of First Citicorp Life Insurance Company are contained in the SAI.
---------------

*  Fund's name has changed. Refer to prospectus for fund's new name.

+  No longer available to new contract owners.

++ Fund is closed.

                  APPENDIX B: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                         CITICORP LIFE VARIABLE ANNUITY
                            ACCUMULATION UNIT VALUES

                                                                                  PERIOD ENDED
                       PORTFOLIO NAME                         YEAR ENDED 2000   DECEMBER 31,1999
                       --------------                         ---------------   -----------------
HIGH YIELD BOND TRUST (7/99)
    Unit Value at beginning of year.........................    $    0.990                    1
    Unit Value at end of year...............................         0.985             0.989639
    Number of units outstanding at end of year..............     1,423,193         387,819.5853
MONEY MARKET PORTFOLIO (7/99)
    Unit Value at beginning of year.........................    $    1.020                    1
    Unit Value at end of year...............................         1.070             1.020466
    Number of units outstanding at end of year..............       298,796         103,493.8349
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. VALUE FUND
    Unit Value at beginning of year.........................    $    1.000
    Unit Value at end of year...............................         0.810
    Number of units outstanding at end of year..............       615,260
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
    TECHNOLOGY PORTFOLIO -- CLASS B (5/00)
    Unit Value at beginning of year.........................    $    1.000
    Unit Value at end of year...............................         0.649
    Number of units outstanding at end of year..............       412,584
CONCERT INVESTMENT SERIES*
SELECT GOVERNMENT PORTFOLIO (12/99)+
    Unit Value at beginning of year.........................    $    0.988                    1
    Unit Value at end of year...............................         1.111             0.987866
    Number of units outstanding at end of year..............        64,949          22,639.7634
SELECT GROWTH & INCOME PORTFOLIO (9/99)
    Unit Value at beginning of year.........................    $    1.082                    1
    Unit Value at end of year...............................         0.992             1.081850
    Number of units outstanding at end of year..............       422,540         136,744.5490
SELECT GROWTH PORTFOLIO (9/99)*
    Unit Value at beginning of year.........................         1.182                    1
    Unit Value at end of year...............................         1.105             1.182107
    Number of units outstanding at end of year..............       559,088         186,983.2806
SELECT MID CAP PORTFOLIO
    Unit Value at beginning of year.........................    $    1.190                    1
    Unit Value at end of year...............................         1.383             1.189776
    Number of units outstanding at end of year..............       277,463          61,531.3879
SELECT SMALL CAP PORTFOLIO++
    Unit Value at beginning of year.........................    $    1.239                    1
    Unit Value at end of year...............................         1.018             1.238916
    Number of units outstanding at end of year..............       128,642           5,594.9655
FRANKLIN VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN SMALL CAP FUND (6/99)
    Unit Value at beginning of year.........................    $    1.606                    1
    Unit Value at end of year...............................         1.323             1.606265
    Number of units outstanding at end of year..............       582,662         353,953.2130
TEMPLETON INTERNATIONAL SECURITIES FUND
CLASS II (6/99)
    Unit Value at beginning of year.........................    $    1.155                    1
    Unit Value at end of year...............................         1.113             1.154708
    Number of units outstanding at end of year..............     1,320,869         523,110.3501
GREENWICH STREET FUND
EQUITY INDEX PORTFOLIO
CLASS II (10/99)
    Unit Value at beginning of year.........................    $    3.566                    1
    Unit Value at end of year...............................         3.189             3.566304
    Number of units outstanding at end of year..............       303,808          91,907.4349
SALOMON BROTHERS VARIABLE SERIES FUND, INC.
CAPITAL FUND (6/99)
    Unit Value at beginning of year.........................    $    1.110                    1
    Unit Value at end of year...............................         1.295             1.110208
    Number of units outstanding at end of year..............     1,175,385         487,553.2413
HIGH YIELD FUND (6/99)
    Unit Value at beginning of year.........................    $    1.026                    1
    Unit Value at end of year...............................         1.012             1.026291
    Number of units outstanding at end of year..............       259,135         243,341.0712
INVESTORS FUND (6/99)
    Unit Value at beginning of year.........................    $    1.014                    1
    Unit Value at end of year...............................         1.152             1.013551
    Number of units outstanding at end of year..............     1,503,264         880,931.5203

                  APPENDIX B: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                         CITICORP LIFE VARIABLE ANNUITY
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                                                  PERIOD ENDED
                       PORTFOLIO NAME                         YEAR ENDED 2000   DECEMBER 31,1999
                       --------------                         ---------------   -----------------
TOTAL RETURN FUND (6/99)
    Unit Value at beginning of year.........................    $    0.976                    1
    Unit Value at end of year...............................         1.039             0.976196
    Number of units outstanding at end of year..............       721,355         680,015.6472
THE TRAVELERS SERIES TRUST
EQUITY INCOME PORTFOLIO (8/00)
    Unit Value at beginning of year.........................    $    1.000
    Unit Value at end of year...............................         1.089
    Number of units outstanding at end of year..............        15,684
LARGE CAP PORTFOLIO (6/99) (FIDELITY)
    Unit Value at beginning of year.........................    $    1.225                    1
    Unit Value at end of year...............................         1.033             1.225365
    Number of units outstanding at end of year..............     4,306,659       2,109,249.3817
MFS EMERGING GROWTH PORTFOLIO (5/00)
    Unit Value at beginning of year.........................    $    1.000
    Unit Value at end of year...............................         0.810
    Number of units outstanding at end of year..............       522,047
MFS MID CAP GROWTH PORTFOLIO (6/99)
    Unit Value at beginning of year.........................    $    1.570                    1
    Unit Value at end of year...............................         1.694             1.570453
    Number of units outstanding at end of year..............     1,473,791         726,744.6062
MFS RESEARCH PORTFOLIO (6/99)
    Unit Value at beginning of year.........................    $    1.206                    1
    Unit Value at end of year...............................         1.123             1.206176
    Number of units outstanding at end of year..............       992,799         805,920.9160
TRAVELERS QUALITY BOND PORTFOLIO (6/99)
    Unit Value at beginning of year.........................    $    1.006                    1
    Unit Value at end of year...............................         1.062             1.006447
    Number of units outstanding at end of year..............       678,670         323,931.2300
TRAVELERS SERIES FUND INC. (6/99)
AIM CAPITAL APPRECIATION PORTFOLIO
    Unit Value at beginning of year.........................    $    1.394                    1
    Unit Value at end of year...............................         1.232             1.393933
    Number of units outstanding at end of year..............     1,733,070         954,494.9171
MFS TOTAL RETURN PORTFOLIO (6/99)
    Unit Value at beginning of year.........................    $    0.987                    1
    Unit Value at end of year...............................         1.135             0.986723
    Number of units outstanding at end of year..............     1,557,752         880,103.4882
PUTNAM DIVERSIFIED INCOME PORTFOLIO
    Unit Value at beginning of year.........................    $    1.008               1.0000
    Unit Value at end of year...............................         0.990             1.007736
    Number of units outstanding at end of year..............       788,293         319,190.5637
VARIABLE ANNUITY PORTFOLIOS
CITISELECT VIP FOLIO 200 CONSERVATIVE (2/97)++
    Unit Value at beginning of year.........................    $    1.019
    Unit Value at end of year...............................         1.034             1.019241
    Number of units outstanding at end of year..............        58,787                   --
CITISELECT VIP FOLIO 300 BALANCED (2/97)++
    Unit Value at beginning of year.........................    $    1.047                    1
    Unit Value at end of year...............................         1.059             1.046945
    Number of units outstanding at end of year..............        67,609        65,497.860600
CITISELECT VIP FOLIO 400 GROWTH (2/97)++
    Unit Value at beginning of year.........................    $    1.073                    1
    Unit Value at end of year...............................         1.074             1.072726
    Number of units outstanding at end of year..............        17,452          10,560.1602
CITISELECT VIP FOLIO 500 GROWTH PLUS (2/97)++
    Unit Value at beginning of year.........................    $    1.093                    1
    Unit Value at end of year...............................         1.077             1.092684
    Number of units outstanding at end of year..............           520                    0
CITISELECT SMALL CAP GROWTH VIP (2/97)*
    Unit Value at beginning of year.........................    $    1.448                    1
    Unit Value at end of year...............................         1.556             1.447874
    Number of units outstanding at end of year..............       177,429          52,739.9767
VARIABLE INSURANCE PRODUCTS FUNDS II
CONTRAFUND(R) PORTFOLIO -- SERVICE CLASS 2 (5/00)
    Unit Value at beginning of year.........................    $    1.000
    Unit Value at end of year...............................         0.935
    Number of units outstanding at end of year..............       189,353

                  APPENDIX B: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                         CITICORP LIFE VARIABLE ANNUITY
                      ACCUMULATION UNIT VALUES (CONTINUED)

The date next to each funding option's name reflects the date that money came into the funding option. Funding Options not listed had no amounts yet allocated to them or were not yet available as of December 31, 2000. The financial statements of the Citicorp Life Variable Annuity Separate Account and the financial statements of Citicorp Life Insurance Company are contained in the SAI.

 * Fund's name has changed. Refer to prospectus for fund's new name.

 + No longer available to new contract owners.

++ Fund is closed.

                                   APPENDIX C
--------------------------------------------------------------------------------

                               THE FIXED ACCOUNT

The Fixed Account is secured by part of the general assets of the Company. The general assets of the Company include all assets of the Company other than those held in the separate accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account portion of the contract owner's contract value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior surrenders.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account which supports insurance and annuity obligations. Neither the general account nor any interest therein is registered under, nor subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

The initial rate for any allocations into the Fixed Account is guaranteed for one year from the date of such allocation. Subsequent renewal rates will be guaranteed for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

TRANSFERS

You may make transfers from the Fixed Account to any other available funding option(s) twice a year during the 30 days following the semiannual anniversary of the contract date. The transfers are limited to an amount of up to 15% of the Fixed Account Value on the semiannual contract effective date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to other funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX D
--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to First Citicorp Life Insurance Company or Citicorp Life Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:

     The Insurance Company
     Principal Underwriter
     Distribution and Principal Underwriting Agreement
     Valuation of Assets
     Performance Information
     Federal Tax Considerations
     Independent Accountants
     Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 1, 2001 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Company's Customer Service Office, One Tower Square, Hartford, Connecticut 06183. First Citicorp Life Insurance Company's Statement of Additional Information is printed on Form L-20675S, and Citicorp Life Insurance Company's Statement of Additional Information is printed on Form L-20676S.

Name:

--------------------------------------------------------------------------------

Address:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      THIS PAGE INTENTIONALLY LEFT BLANK.

L-20675                                                       September 24, 2001

                                            SEPTEMBER 24, 2001 SUPPLEMENT TO THE
                                                               CITIELITE ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2001



The following sections of the prospectus are amended as indicated below:

GENERAL

Any references to The Total Return Bond Portfolio of the PIMCO Variable Insurance Trust are amended to add "Administrative Class" after the name of the portfolio.


THE VARIABLE FUNDING OPTIONS

  The paragraph in the Investment Objective table currently appearing immediately after the investment objective and adviser/subadviser information for the Dynamic Capital Appreciation Portfolio - Service Class 2 of the Variable Insurance Products III is deleted. The following language is added to the end of the Investment Objective table.

           +ANTICIPATED CHANGES TO VARIABLE FUNDING OPTIONS

           As part of an ongoing effort to consolidate the variable contract operations of Citicorp Life Insurance Company, First Citicorp Life Insurance Company, and certain of its affiliates, on or about August 30, 2001 an application was filed with the SEC requesting permission to substitute shares of the Select Government Portfolio of the Smith Barney Investment Series with shares of the Travelers Quality Bond Portfolio of the Travelers Series Trust.

           Upon obtaining approval from the SEC and subject to any required approval by state insurance authorities, we will effect the substitution by redeeming shares of the Select Government Portfolio and using those proceeds to purchase shares of the Travelers Quality Bond Portfolio. The proposed transaction will result in no change in the amount of your contract value, cash value or death benefit, or in the dollar value of your investment in the Separate Account. After the substitution, the Select Government Portfolio will no longer be available as a funding option.

           We anticipate that, if the SEC approval is obtained, the proposed substitution will occur sometime in the second quarter of 2002. From the date of this supplement to the date of the proposed substitution, you will be able to transfer out of the Select Government Portfolio without the transfer counting as a "free" transfer under your Contract. Also, until 30 days after the date the substitution occurs, we will not exercise any right we may have reserved under your Contract to impose any additional transfer restrictions.

           Within five days after the substitution, we will send affected contract owners (i.e., contract owners who were invested in the Select Government Portfolio on the date of the substitution) notice that the substitution has been completed and that they may transfer out of the Travelers Quality Bond Portfolio without the transfer counting as a "free" transfer under their contract. Current prospectuses for all funding options currently available through this contract must accompany this prospectus.

           When making any investment decisions, please consider these anticipated changes. As of May 1, 2001, the Select Government Portfolio is closed to new contract owners

VARIABLE ANNUITY

The last sentence of the paragraph entitled "Determination of First Annuity Payment" is deleted and replaced with the following:

           If you elect a variable annuity, the amount we apply to it will be the cash surrender value as of 14 days before the date annuity payments begin less any applicable premium tax not previously deducted.

INCOME OPTIONS

The last sentence of the Option 2 paragraph is deleted.

MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

The following paragraph is added to the end of this subsection:

           We will determine the contract value following the close of the business day on which we receive your Contract and a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.





L-12684-EV                                                    September 24, 2001